Income Taxes	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Income Taxes

11. Income Taxes

For the years ending December 31, 2015 and 2014, all of the Company’s loss before income taxes was generated in the United States. The components of federal and state income tax expense are as follows (in thousands):

	Year Ended December 31,
	2015	2014
Current
Federal	$—	$—
State	—	—

Total current	—	—
Deferred
Federal	(3,157)	(2,727)
State	(803)	(583)

Total deferred	(3,960)	(3,310)
Valuation allowance	3,960	3,310

Total income tax expense	$—	$—

The differences between the income taxes expected at the Federal statutory income tax rate and the reported income tax (benefit) expense is as follows:

	2015	2014
Federal statutory rate	34.0%	34.0%
State income taxes, net of federal benefit	4.8	4.2
Non-deductible expenses	(1.9)	(2.1)
Income tax credits	1.9	1.6
Valuation allowance	(38.8)	(37.7)

Effective tax rate	0.0%	0.0%

As of December 31, 2015, the Company elected to early adopt ASU 2015-17 issued by the FASB in November 2015. ASU 2015-17 simplifies the presentation of deferred income taxes by requiring that deferred tax assets and liabilities be classified as noncurrent on the balance sheet. The Company early adopted the guidance on a prospective basis. There was no impact to the financial statements as a result of this change. The components of net deferred tax assets are as follows (in thousands):

	As of December 31,
	2015	2014
Net operating loss carryforwards	$13,552	$9,805
Tax credit carryforwards	442	261
Stock-based compensation	1,744	1,392
Licensing deduction deferral	5,979	6,367
Other timing differences	178	110

Gross deferred tax assets	21,895	17,935
Valuation allowance	(21,895)	(17,935)

Net deferred tax asset	$—	$—

The Company’s deferred tax assets at December 31, 2015 and 2014 consisted primarily of its net operating loss carryforwards, deferred compensation, tax credit carryforwards, intangible assets capitalized for federal income tax purposes and certain accruals that for tax purposes are not deductible until future payment is made. The valuation allowance increased $3,960,000 and $3,310,000 for the years ended December 31, 2015 and 2014, respectively, and is primarily attributable to an increase in net operating losses, tax credits and stock-based compensation in 2015.

The Company has incurred net operating losses since inception. At December 31, 2015, the Company had federal and state net operating loss carryforwards of approximately $35,300,000 and $29,700,000, respectively, which are available to reduce future taxable income through 2035. In addition, the Company has federal and state research credits of $331,000 and $168,000, respectively, to offset future tax expense through 2035. Based on an assessment of all available evidence including, but not limited to the Company’s limited operating history in its core business and lack of profitability, uncertainties of the commercial viability of its technology, the impact of government regulation and healthcare reform initiatives, and other risks normally associated with biotechnology companies, the Company has concluded that it is more likely than not that these net operating loss carryforwards and credits will not be realized and, as a result, a full deferred income tax valuation allowance has been recorded against these assets.

Under the provisions of the Internal Revenue Code, certain substantial changes in the Company’s ownership may result in a limitation on the amount of net operating loss carryforwards and research and development credit carryforwards which could be utilized annually to offset future taxable income and taxes payable. The Company has not yet performed an analysis to determine if one or multiple ownership changes may have occurred in the past.

The Company files income tax returns in the United States, Massachusetts and New Jersey. The Company is subject to tax examinations for Federal and state purposes tax years 2012 through 2015. The Company has not recorded any uncertain tax positions as of December 31, 2015 or 2014. The Company does not believe there will be any material changes in its unrecognized tax positions over the next 12 months. The Company has not incurred any interest or penalties. In the event that the Company is assessed interest or penalties at some point in the future, they will be classified in the financial statements as general and administrative expenses.